RESTRICTED CASH	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
RESTRICTED CASH
RESTRICTED CASH
The Company had long-term restricted cash of $28.1 million as at December 31, 2019 (December 31, 2018 - $23.9 million), to guarantee the environmental indemnities related to the Essakane mine.